Tortoise Energy Infrastructure Corporation
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2020
	Shares	Fair Value
Master Limited Partnerships - 80.2%(1)
Crude Oil Pipelines - 17.7%(1)
United States - 17.7%(1)
BP Midstream Partners LP	588,860	$6,942,659
Genesis Energy L.P.	1	5
NuStar Energy L.P.	1,333,371	18,067,177
Plains All American Pipeline, L.P.	2,032,868	14,392,705
Shell Midstream Partners, L.P.	1,227,662	12,755,408
		52,157,954
Diversified Infrastructure - 5.4%(1)
United States - 5.4%(1)
Nextera Energy Partners LP	264,253	15,939,741

Natural Gas/Natural Gas Liquids Pipelines - 24.4%(1)
United States - 24.4%(1)
DCP Midstream, LP	1,497,479	18,973,059
Energy Transfer LP(2)	3,031,919	19,464,920
Enterprise Products Partners L.P.	1,901,404	33,388,654
		71,826,633
Natural Gas Gathering/Processing - 4.4%(1)
United States - 4.4%(1)
Western Midstream Partners, LP	1,415,815	12,841,442

Renewable Infrastructure - 1.3%(1)
United States - 1.3%(1)
Enviva Partners LP	90,944	3,753,259

Refined Product Pipelines - 27.0%(1)
United States - 27.0%(1)
Holly Energy Partners, L.P.	365,340	5,220,709
Magellan Midstream Partners, L.P.	796,082	30,259,077
MPLX LP	1,652,635	30,193,641
Phillips 66 Partners LP	519,794	13,992,854
		79,666,281

Total Master Limited Partnerships (Cost $351,420,882)		236,185,310

Common Stock - 20.2%(1)
Natural Gas/Natural Gas Liquids Pipelines - 13.3%(1)
United States - 13.3%(1)
Kinder Morgan Inc.	374,543	5,176,184
ONEOK, Inc.	480,237	13,196,913
The Williams Companies, Inc.	1,002,272	20,807,167
		39,180,264
Natural Gas Gathering/Processing - 4.3%(1)
United States - 4.3%(1)
Equitrans Midstream Corp.	1,241,828	12,765,994

Power - 2.6%(1)
United States - 2.6%(1)
Algonquin Power Utilities Corp.	271,759	3,758,427
Atlantica Sustainable Infrastructure PLC	123,600	3,711,708
		7,470,135

Total Common Stock (Cost $58,933,503)		59,416,393

Preferred Stock - 11.2%(1)
Natural Gas/Natural Gas Liquids Pipelines - 4.0%(1)
United States - 4.0%(1)
Altus Midstream Company, 7.000%(3)(4)	10,427	11,888,840

Natural Gas Gathering/Processing - 7.2%(1)
United States - 7.2%(1)
Targa Resources Corp., 9.500%(3)(4)	21,758	21,100,911

Total Preferred Stock (Cost $28,824,592)		32,989,751

Corporate Bonds - 4.9%(1)
Refined Product Pipelines - 4.2%(1)
United States - 4.2%(1)
Buckeye Partners, 5.850%, 11/15/2043	11,950,000	11,598,431
Buckeye Partners, 6.370%, 01/22/2078	1,200,000	846,000
		12,444,431

Natural Gas Gathering/Processing - 0.7%(1)
United States - 0.7%(1)
Enlink Midstream Partners, 6.000%, Perpetual	5,100,000	2,040,000

Total Corporate Bonds (Cost $15,242,584)		14,484,431

Convertible Bond - 1.6%(1)
Solar - 1.6%(1)
Grand Cayman - 1.6%(1)
Sunnova Energy Intl Inc., 9.750%, 04/30/2025(3)(4) (Cost $2,614,000)	2,614,000	4,703,344

Private Investment - 3.7%(1)
Renewables - 3.7%(1)
United States - 3.7%(1)
TK NYS Solar Holdco, LLC(3)(4)(5) (Cost $53,206,470)	N/A	10,803,401

Special Purpose Acquisition Companies - 2.6%(1)
Other - 2.6%(1)
United States - 2.6%(1)
Northern Genesis Acquisition Corp	379,600	3,765,632
Star Peak Energy Transition Corp	380,900	3,793,764

Total Special Purpose Acquisition Companies (Cost $7,604,061)		7,559,396

Short-Term Investment - 10.4%(1)
United States Investment Company - 10.4%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.03%(6) (Cost $30,812,775)	30,812,775	30,812,775

Total Investments - 134.8%(1) (Cost $548,658,866)		$396,954,801
Interest Rate Swap Contracts - (0.1)%(1)
$10,000,000 notional - net unrealized depreciation(7)		(245,527)
Other Assets and Liabilities - 7.7%(1)		22,751,451
Senior Notes - (31.5)%(1)		(92,766,667)
Mandatory Redeemable Preferred Stock at Liquidation Value - (10.9)%(1)		(32,300,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$294,394,058

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	A portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts of $245,527.
(3)	Restricted securities have a total fair value of $48,496,496, which represents 16.5% of net assets. See Note 6 to the financial statements for further disclosure.
(4)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(5)	Deemed to be an affiliate of the fund. See Affiliated Company Transactions Note 7 and Basis For Consolidation Note 13 to the financial statements for further disclosure.
(6)	Rate indicated is the current yield as of August 31, 2020.
(7)	See Schedule of Interest Rate Swap Contracts and Note 12 to the financial statements for further disclosure.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2020.  These assets and liabilities are measured on a recurring basis.

TYG:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Master Limited Partnerships(a)	$236,185,310	$-	$-	$236,185,310
Common Stock(a)	59,416,393	-	-	59,416,393
Preferred Stock(a)	-	-	32,989,751	32,989,751
Corporate Bonds(a)	-	14,484,431	-	14,484,431
Convertible Bond(a)	-	-	4,703,344	4,703,344
Private Investment(a)	-	-	10,803,401	10,803,401
Special Purpose Acquisition Companies	7,559,396	-	-	7,559,396
Short-Term Investment(b)	30,812,775	-	-	30,812,775
Total Assets	$333,973,874	$14,484,431	$48,496,496	$396,954,801
Liabilities
Interest Rate Swap Contracts	$-	$245,527	$-	$245,527

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2020:

Preferred Stock	TYG
Balance – beginning of period	$40,613,580
Purchases	355,596
Return of capital	-
Sales	(7,222,467)
Total realized gain/loss	945,467
Change in unrealized gain/loss	(1,702,425)
Balance – end of period	$32,989,751

Private Investments	TYG
Balance – beginning of period	$14,093,091
Purchases	-
Return of capital	(275,000)
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(3,014,690)
Balance – end of period	$10,803,401

Convertible Bond	TYG
Balance – beginning of period	$-
Purchases	15,284,100
Return of capital	-
Sales	(15,167,482)
Total realized gain/loss	2,497,382
Change in unrealized gain/loss	2,089,344
Balance – end of period	$4,703,344
TYG
Change in unrealized gain/loss on investments still held at August 31, 2020	$(1,955,800)